6. STOCKHOLDER'S EQUITY - Additional Paid in Capital (Details) - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Wenyi Yu
Cash contribution	$ 117,695	$ 54,085
Debt Forgiveness	20,000	8,564
Due to Related Party	$ 23,318	92,137
KerenZhao
Cash contribution		98,000
Debt Forgiveness	$ 8,000	$ 12,000